Net Loss Per Share Attributable to Common Stockholders - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (22,192)	$ (2,348)	$ (2,497)	$ (27,256)	$ (6,978)	$ (9,230)	$ (10,281)
Denominator:
Weighted average shares used to computing basic net loss per share	31,731,118		1,938,392	11,905,811	1,938,392	1,938,392	1,937,039
Weighted average shares used to computing diluted net loss per share	31,731,118		1,938,392	11,905,811	1,938,392	1,938,392	1,937,039
Net loss per share attributable to common stockholders – basic	$ (0.7)		$ (1.29)	$ (2.29)	$ (3.6)	$ (4.76)	$ (5.31)
Net loss per share attributable to common stockholders – diluted	$ (0.7)		$ (1.29)	$ (2.29)	$ (3.6)	$ (4.76)	$ (5.31)